Intangible assets (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 1,029
Balance at end of period	23,661
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	204
Balance at end of period	13,527
Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	825
Balance at end of period	8,229
Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	0
Balance at end of period	1,905
Costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	3,896
Acquisitions through business combinations	25,891
Effects of foreign exchange	(541)
Balance at end of period	29,246
Costs | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	1,467
Acquisitions through business combinations	15,450
Effects of foreign exchange	(366)
Balance at end of period	16,551
Costs | Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	2,382
Acquisitions through business combinations	8,341
Effects of foreign exchange	(130)
Balance at end of period	10,593
Costs | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	47
Acquisitions through business combinations	2,100
Effects of foreign exchange	(45)
Balance at end of period	2,102
Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(2,867)
Amortization	2,785
Effects of foreign exchange	67
Balance at end of period	(5,585)
Accumulated depreciation | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(1,263)
Amortization	1,827
Effects of foreign exchange	66
Balance at end of period	(3,024)
Accumulated depreciation | Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(1,557)
Amortization	803
Effects of foreign exchange	(4)
Balance at end of period	(2,364)
Accumulated depreciation | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(47)
Amortization	155
Effects of foreign exchange	5
Balance at end of period	$ (197)